LONG-TERM DEBT - Credit Facility (Details) - Credit Facility - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Oct. 26, 2016
Credit Facility
Outstanding borrowings	$ 0.0	$ 0.0
Credit Facility availability	$ 1,199.2	$ 1,199.2	$ 1,200.0
Minimum
Credit Facility
Standby fee (in percent)	0.29%
Maximum
Credit Facility
Standby fee (in percent)	0.55%